November 11, 2008

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:	Separate Account I of Integrity Life Insurance Company
File Nos. 333-44876 and 811-04844
AnnuiChoice II Prospectus and Statement of Additional Information

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 15 to its Registration Statement number 333-44876 on Form N-4, which was filed electronically on November 7, 2008.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Associate Counsel – Securities
Western & Southern Financial Group, Inc.